Share capital, share premium and own shares	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Share capital, share premium and own shares	C8 Share capital, share premium and own shares
Shares are classified as equity when their terms do not create an obligation to transfer assets. Amounts recorded in share capital represent the nominal value of the shares issued. The difference between the proceeds received on issue of the shares, net of share issue costs, and the nominal value of the shares issued, is credited to share premium. Where the Group purchases shares for the purposes of employee incentive plans, the consideration paid, net of issue costs, is deducted from retained earnings. Upon issue or sale any consideration received is credited to retained earnings net of related costs.

	2025			2024
Issued shares of 5p each fully paid	Number of ordinary shares	Share capital	Share premium	Number of ordinary shares	Share capital	Share premium
		$m	$m		$m	$m
Balance at 1 Jan	2,657,521,888	176	5,009	2,753,520,756	183	5,009
Shares issued under share-based schemes	5,162	–	2	758,708	–	–
Shares issued under scrip dividends	2,197,669	–	–	2,813,929	–	–
Shares cancelled on repurchases/ buybacks	(111,510,940)	(7)	–	(99,571,505)	(7)	–
Balance at 31 Dec	2,548,213,779	169	5,011	2,657,521,888	176	5,009
Options outstanding under save as you earn schemes to subscribe for shares at each year end shown below are as follows:

		Share price range
	Number of shares to subscribe for	from (in pence)	to (in pence)	Exercisable by year
31 Dec 2025	1,529,193	520p	1,202p	2031
31 Dec 2024	1,660,096	520p	1,202p	2030
Transactions by Prudential plc and its subsidiaries in Prudential plc shares
(a)Purchases by employee share scheme trusts
The Group buys and sells Prudential plc shares (‘own shares’) in relation to its employee share schemes through the trusts established to facilitate the delivery of shares under employee incentive plans.
During the year, a total of 8.4 million shares (2024: 10.0 million shares) were acquired in relation to employee share schemes by the trusts and for members under employee share purchase plans. The cost of acquiring these shares, was $101.1 million (2024:
$96.8 million). The cost in USD shown has been calculated from the share prices in the purchase currency (pound sterling or Hong
Kong dollar) using the monthly average exchange rate for the month in which those shares were purchased. A portion of these share purchases were made on the Hong Kong Stock Exchange with the remainder being made on the London Stock Exchange. At
31 December 2025, 16.6 million (31 December 2024: 14.9 million) Prudential plc shares were held in the trusts.
(b)Share repurchase/buyback programmes by the Company
The Company made the following purchases during the years shown:

	2025 $m	2024 $m
Share repurchases to neutralise share scheme issuances	–	48
Share repurchases to neutralise impact of scrip dividend	33	23
Share buyback programme to return capital to shareholders (excluding costs)	1,211	785
Total cash paid on repurchases and buybacks (excluding costs)	1,244	856
Costs associated with buyback	8	4
Redemption liability/release associated with buyback	(18)	18
Total cost recognised in retained earnings on share repurchases and buybacks	1,234	878
The table below shows the details of the purchases on a monthly basis during 2025. The cost in USD shown has been calculated from the share prices in pounds sterling using the daily spot rate on which those shares were purchased.

		Share price
	Number of shares	Low £	High £	Cost $
January	14,027,963	5.96	6.94	109,413,773
February	11,016,784	6.54	7.44	95,544,892
March	8,650,128	7.13	8.46	85,272,071
April	17,449,798	6.88	8.43	170,975,804
May	8,643,151	7.87	8.86	97,762,906
June	12,643,798	8.38	9.39	152,102,793
July	7,382,557	8.96	9.68	92,009,220
August	6,105,457	9.34	10.09	79,993,894
September	6,282,320	9.56	10.59	86,067,429
October	6,632,794	9.71	10.74	91,145,576
November	5,645,846	10.30	11.08	79,336,077
December	7,030,344	10.69	11.51	104,361,333
Total	111,510,940			1,243,985,768
On 23 June 2024, the Company announced a $2 billion share buyback programme to reduce the issued share capital of the
Company in order to return capital to shareholders. The first tranche of $700 million was completed on 15 November 2024, followed by the second tranche of $800 million completed on 26 June 2025. The third and final tranche of $500 million was completed on 23 December 2025. On 6 January 2026, the Company announced the launch of a new $1.2 billion share buyback programme as described in note D3.
As at 31 December 2025, 201.4 million ordinary shares in aggregate have been repurchased under the $2 billion share buyback programme for a total consideration of $1,996 million excluding costs. In 2025, 109.3 million ordinary shares were purchased for a total consideration of $1,211 million, excluding costs of $8 million.
In December 2025, the Company completed a share buyback programme to offset dilution from the issue of shares under its scrip dividend alternative. The Company repurchased 2.2 million ordinary shares in aggregate for a total consideration of $33 million.
All of these share purchases were made on the London Stock Exchange, their associates, and/or other regulated exchanges in the
UK and the shares purchased were cancelled after settlement. The nominal value of the shares cancelled in 2025 was $7 million.
On cancellation, the nominal value was transferred from the share capital to the capital redemption reserve account.
Other than as disclosed above, the Company and its subsidiaries did not purchase, sell or redeem any Prudential plc listed securities during 2025.